Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from Operating Activities:
Net income:	$ 17,339	$ 66,854	$ 60,050
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	30,319	30,395	24,387
Amortization and write-off of deferred financing fees	5,387	1,984	1,545
Deferred revenue amortization	369	(58)	608
Amortization of fair value of acquired time charter	7,247	7,268	218
Changes in operating assets and liabilities:
Trade receivables	(55)	3	(103)
Prepayments and other assets	(315)	(178)	94
Inventories	35	(486)	9
Due from/to related party	(235)	(346)	292
Trade payables	1,584	(1,105)	1,808
Accrued liabilities	299	155	(68)
Unearned revenue	(2,635)	(868)	8,104
Net cash provided by Operating Activities	59,339	103,618	96,944
Cash flows from Investing Activities:
Vessel acquisitions and other additions to vessels' cost	0	(37,472)	(205,045)
Net cash used in Investing Activities	0	(37,472)	(205,045)
Cash flows from Financing Activities:
Decrease/ (Increase) in restricted cash	25,000	0	(1,000)
Payment of common and preferred units issuance costs and other filing costs	0	(119)	(65)
Proceeds from issuance of preferred units, net of paid issuance costs	0	0	72,446
Payment of securities registration and other filing costs	(145)	0	0
Distributions declared and paid	(66,857)	(66,856)	(62,207)
Proceeds from long-term debt	480,000	66,667	133,333
Repayment of long-term debt	(474,900)	(32,500)	(20,000)
Payment of deferred finance fees	(12,568)	(36)	(2,062)
Net cash (used in)/ provided by Financing Activities	(49,470)	(32,844)	120,445
Net increase in cash and cash equivalents	9,869	33,302	12,344
Cash and cash equivalents at beginning of the year	57,595	24,293	11,949
Cash and cash equivalents at end of the year	67,464	57,595	24,293
Cash paid during the year for:
Interest	39,796	32,781	25,798
Non-cash Investing Activities:
Vessel acquisitions	$ 0	$ 0	$ 35,000